LOAN RECEIVABLE, CURRENT (Tables)	12 Months Ended
Dec. 31, 2019
LOAN RECEIVABLE, CURRENT
Schedule of Current Loan Receivable

			Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	Interest Rate	Due Date
4/5/2017	Suzhou Zhixinliren Investments Co., Limited ("Suzhou Zhixinliren")	Ambow Shengying	—	0%	4/4/2019